Leases	12 Months Ended
Sep. 30, 2021
Leases
Leases

Note 18 – Leases

On July 1, 2020, Biopower Plant entered into a lease agreement with Tahe Forestry Bureau (the “Landlord”) to lease the manufacturing facility. The lease period is from July 1, 2020 to March 31, 2025, and the annual rent is RMB126,440 (approximately $19,295). According to the lease agreement, Biopower Plant can only use the land and factory buildings for the operations of Biopower Plant and cannot transfer the lease to a third person without the prior consent of the Landlord; otherwise, the lease agreement shall be terminated. Biopower Plant is required to notify the Landlord at least two months in advance to renew the lease agreement.

On August 5, 2020, Hangzhou Forasen entered into a lease agreement with Hangzhou Nongyuan Network Technology Co., Ltd. to lease about 1,006 square feet of office space in Hangzhou. The lease period is from August 5, 2020 to August 4, 2022 (unless otherwise terminated by either party), and the annual rent is RMB283,258 (approximately $43,508), payable semi-annually.

For the years ended September 30, 2021 and 2020, the Company had operating lease cost of $70,845 and $10,693, and the reduction in operating lease right-of-use assets was $51,972 and $8,814, respectively.

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	September 30,	September 30,
	2021	2020
Weighted-average remaining lease term	2.60 years	3.28 years

Weighted-average discount rate	6.54%	7.22%

The following table summarizes the maturity of operating lease liabilities as of September 30, 2021:

12 months ending September 30,
2022	$39,687
2023	19,572
2024	14,680
Total lease payments	73,939
Less: imputed interest	(4,868)
Total lease liabilities	$69,071